UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Affiliated Fund

For the six-month period ended April 30, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Affiliated Fund
Semiannual Report

For the six-month period ended April 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Affiliated Fund for the six-month period ended April 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 through April 30, 2018).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/17 – 4/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/17 –
	11/1/17	4/30/18	4/30/18
Class A
Actual	$1,000.00	$1,027.30	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class C
Actual	$1,000.00	$1,023.40	$7.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.25
Class F
Actual	$1,000.00	$1,028.70	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.02	$2.81
Class F3
Actual	$1,000.00	$1,029.20	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.90	$1.91
Class I
Actual	$1,000.00	$1,029.10	$2.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31
Class P
Actual	$1,000.00	$1,027.30	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class R2
Actual	$1,000.00	$1,026.00	$5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.31
Class R3
Actual	$1,000.00	$1,026.10	$4.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class R4
Actual	$1,000.00	$1,027.50	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class R5
Actual	$1,000.00	$1,028.40	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.26
Class R6
Actual	$1,000.00	$1,029.20	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$1.91
Class T
Actual	$1,000.00	$1,028.10	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.70% for Class A, 1.45% for Class C, 0.56% for Class F, 0.38% for Class F3, 0.46% for Class I, 0.71% for Class P, 1.06% for Class R2, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5, 0.38% for Class R6 and 0.60% for Class T) multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2018

Sector*	%**
Consumer Discretionary	8.02%
Consumer Staples	10.70%
Energy	9.61%
Financials	21.95%
Health Care	11.31%
Industrials	10.74%
Information Technology	10.20%
Materials	4.03%
Real Estate	4.20%
Telecommunication Services	2.81%
Utilities	5.94%
Repurchase Agreement	0.49%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2018

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.60%

Aerospace & Defense 3.05%
Boeing Co. (The)	43,500	$14,510
Lockheed Martin Corp.	101,400	32,533
Raytheon Co.	242,400	49,677
United Technologies Corp.	846,000	101,647
Total		198,367

Air Freight & Logistics 0.72%
CH Robinson Worldwide, Inc.	507,500	46,705

Auto Components 0.37%
Gentex Corp.	1,045,900	23,784

Automobiles 1.17%
Ford Motor Co.	6,761,200	75,996

Banks 10.79%
Bank of America Corp.	4,429,900	132,543
Citigroup, Inc.	582,700	39,781
Citizens Financial Group, Inc.	1,877,100	77,881
Fifth Third Bancorp	1,280,300	42,467
First Horizon National Corp.	1,335,900	24,447
JPMorgan Chase & Co.	1,725,042	187,650
KeyCorp	4,205,500	83,774
U.S. Bancorp	2,222,800	112,140
Total		700,683

Beverages 0.87%
Coca-Cola Co. (The)	1,308,700	56,549

Biotechnology 2.00%
AbbVie, Inc.	831,300	80,262
Amgen, Inc.	285,800	49,866
Total		130,128

Building Products 0.92%
Johnson Controls International plc	1,770,200	59,957
		Fair
		Value
Investments	Shares	(000)
Capital Markets 4.14%
Ameriprise Financial, Inc.	451,100	$63,249
CME Group, Inc.	316,200	49,858
Eaton Vance Corp.	256,600	13,957
Invesco Ltd.	1,429,900	41,424
Northern Trust Corp.	177,500	18,948
T. Rowe Price Group, Inc.	336,200	38,266
TD Ameritrade Holding Corp.	742,700	43,144
Total		268,846

Chemicals 2.64%
Celanese Corp. Series A	453,900	49,326
DowDuPont, Inc.	482,800	30,532
Huntsman Corp.	1,161,400	34,575
LyondellBasell Industries NV Class A	540,700	57,168
Total		171,601

Commercial Services & Supplies 0.47%
KAR Auction Services, Inc.	583,600	30,341

Communications Equipment 1.95%
Cisco Systems, Inc.	2,857,000	126,537

Consumer Finance 1.64%
Capital One Financial Corp.	384,000	34,798
Discover Financial Services	1,008,500	71,856
Total		106,654

Containers & Packaging 1.40%
Avery Dennison Corp.	322,500	33,801
Graphic Packaging Holding Co.	1,577,500	22,558
Packaging Corp. of America	295,700	34,210
Total		90,569

Diversified Consumer Services 0.70%
H&R Block, Inc.	1,650,300	45,631

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

April 30, 2018

		Fair
		Value
Investments	Shares	(000)
Diversified Telecommunication Services 2.81%
AT&T, Inc.	2,851,249	$93,236
Verizon Communications, Inc.	1,812,551	89,449
Total		182,685

Electric: Utilities 3.85%
Duke Energy Corp.	868,139	69,590
Exelon Corp.	1,789,900	71,023
FirstEnergy Corp.	490,100	16,860
Great Plains Energy, Inc.	935,900	30,632
PPL Corp.	2,125,600	61,855
Total		249,960

Electrical Equipment 0.91%
Eaton Corp. plc	422,800	31,723
Hubbell, Inc.	260,200	27,024
Total		58,747

Energy Equipment & Services 1.46%
Schlumberger Ltd.	1,385,900	95,017

Equity Real Estate Investment Trusts 4.20%
Duke Realty Corp.	1,159,200	31,414
Essex Property Trust, Inc.	241,200	57,813
Extra Space Storage, Inc.	422,700	37,870
Federal Realty Investment Trust	146,000	16,914
GGP, Inc.	1,299,600	25,979
SL Green Realty Corp.	262,300	25,637
Starwood Property Trust, Inc.	1,288,800	27,013
UDR, Inc.	842,100	30,442
Ventas, Inc.	382,100	19,648
Total		272,730

Food & Staples Retailing 3.37%
Kroger Co. (The)	1,091,200	27,488
Sysco Corp.	422,900	26,448
Walgreens Boots Alliance, Inc.	1,062,000	70,570
Walmart, Inc.	1,064,800	94,192
Total		218,698
		Fair
		Value
Investments	Shares	(000)
Food Products 3.63%
Archer-Daniels-Midland Co.	888,600	$40,325
Conagra Brands, Inc.	353,800	13,115
J.M. Smucker Co. (The)	219,700	25,063
Kellogg Co.	381,000	22,441
Kraft Heinz Co. (The)	1,143,300	64,459
Mondelez International, Inc. Class A	1,776,300	70,164
Total		235,567

Health Care Equipment & Supplies 2.54%
Abbott Laboratories	1,640,300	95,350
Medtronic plc (Ireland)(a)	867,500	69,513
Total		164,863

Health Care Providers & Services 1.08%
Cardinal Health, Inc.	729,800	46,831
CVS Health Corp.	332,300	23,205
Total		70,036

Hotels, Restaurants & Leisure 1.70%
Carnival Corp.	995,800	62,795
Darden Restaurants, Inc.	509,800	47,340
Total		110,135

Household Durables 0.49%
Newell Brands, Inc.	1,151,800	31,824

Household Products 2.02%
Kimberly-Clark Corp.	654,000	67,715
Procter & Gamble Co. (The)	875,300	63,319
Total		131,034

Industrial Conglomerates 0.39%
Honeywell International, Inc.	176,500	25,536

Information Technology Services 1.17%
International Business
Machines Corp.	525,950	76,242

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2018

		Fair
		Value
Investments	Shares	(000)
Insurance 5.40%
American International Group, Inc.	526,000	$29,456
Arthur J Gallagher & Co.	598,500	41,889
Chubb Ltd. (Switzerland)(a)	316,100	42,885
FNF Group	920,800	33,913
Hartford Financial Services Group, Inc. (The)	1,075,200	57,889
Lincoln National Corp.	452,900	31,993
Old Republic International Corp.	771,800	15,745
Prudential Financial, Inc.	291,000	30,939
Travelers Cos., Inc. (The)	238,300	31,360
Unum Group	717,700	34,722
Total		350,791

Leisure Products 0.38%
Hasbro, Inc.	283,000	24,929

Machinery 2.05%
Cummins, Inc.	255,300	40,812
Dover Corp.	593,900	55,055
Pentair plc (United Kingdom)(a)	556,700	37,455
Total		133,322

Media 0.42%
Viacom, Inc. Class B	896,500	27,038

Multi-Line Retail 0.27%
Kohl’s Corp.	280,400	17,418

Multi-Utilities 2.10%
Ameren Corp.	287,700	16,865
CMS Energy Corp.	306,300	14,454
Dominion Energy, Inc.	913,100	60,776
Sempra Energy	397,500	44,441
Total		136,536
		Fair
		Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 8.16%
Chevron Corp.	1,732,032	$216,695
ConocoPhillips	1,484,600	97,241
Exxon Mobil Corp.	355,700	27,656
Kinder Morgan, Inc.	1,960,200	31,010
Valero Energy Corp.	1,205,350	133,710
Williams Cos., Inc. (The)	917,500	23,607
Total		529,919

Pharmaceuticals 5.70%
Bristol-Myers Squibb Co.	543,800	28,349
Johnson & Johnson	584,000	73,870
Merck & Co., Inc.	1,225,800	72,163
Pfizer, Inc.	5,355,400	196,061
Total		370,443

Professional Services 0.77%
ManpowerGroup, Inc.	212,300	20,321
Robert Half International, Inc.	493,200	29,962
Total		50,283

Road & Rail 1.46%
Ryder System, Inc.	271,200	18,287
Union Pacific Corp.	572,500	76,503
Total		94,790

Semiconductors & Semiconductor Equipment 4.05%
Applied Materials, Inc.	626,500	31,118
Broadcom, Inc.	120,400	27,622
Intel Corp.	2,598,700	134,145
QUALCOMM, Inc.	1,379,700	70,379
Total		263,264

Software 0.85%
Microsoft Corp.	591,900	55,355

Specialty Retail 2.20%
Lowe’s Cos., Inc.	894,500	73,734
TJX Cos., Inc. (The)	340,100	28,857
Tractor Supply Co.	589,500	40,086
Total		142,677

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

April 30, 2018

		Fair
		Value
Investments	Shares	(000)
Technology Hardware, Storage & Peripherals 2.18%
Apple, Inc.	200,525	$33,139
HP, Inc.	807,400	17,351
NetApp, Inc.	650,900	43,337
Xerox Corp.	1,525,500	47,977
Total		141,804

Textiles, Apparel & Luxury Goods 0.33%
VF Corp.	268,500	21,714

Tobacco 0.83%
Philip Morris International, Inc.	654,900	53,702
Total Common Stocks (cost $6,182,572,624)		6,469,407
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.49%

Repurchase Agreement
Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $32,945,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $32,343,951; proceeds: $31,707,966 (cost $31,707,314)	$31,707	$31,707
Total Investments in Securities 100.09% (cost $6,214,279,938)		6,501,114
Liabilities in Excess of Other Assets(b) (0.09)%		(5,987)
Net Assets 100.00%		$6,495,127

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

April 30, 2018

Open Futures Contracts at April 30, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
E-Mini S&P 500 Index	June 2018	212	Long	$28,922,455	$28,058,200	$(864,255)

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$6,469,407	$–	$–	$6,469,407
Repurchase Agreement	–	31,707	–	31,707
Total	$6,469,407	$31,707	$–	$6,501,114
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(864)	–	–	(864)
Total	$(864)	$–	$–	$(864)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2018.

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)

April 30, 2018

ASSETS:
Investments in securities, at fair value (cost $6,214,279,938)	$6,501,113,540
Deposits with brokers for futures collateral	1,142,600
Receivables:
Investment securities sold	11,657,564
Interest and dividends	8,095,551
Capital shares sold	1,915,476
Prepaid expenses and other assets	59,634
Total assets	6,523,984,365
LIABILITIES:
Payables:
Investment securities purchased	11,712,721
Capital shares reacquired	5,771,706
12b-1 distribution plan	5,219,497
Directors’ fees	3,051,772
Management fee	1,689,996
Variation margin for futures contracts	240,370
Fund administration	214,922
Accrued expenses	956,197
Total liabilities	28,857,181
NET ASSETS	$6,495,127,184
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,897,009,346
Undistributed net investment income	6,418,045
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	305,730,446
Net unrealized appreciation on investments and futures contracts	285,969,347
Net Assets	$6,495,127,184

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2018

Net assets by class:
Class A Shares	$5,545,102,479
Class C Shares	$324,073,853
Class F Shares	$316,854,980
Class F3 Shares	$104,510,881
Class I Shares	$110,640,417
Class P Shares	$16,298,247
Class R2 Shares	$1,302,043
Class R3 Shares	$43,919,073
Class R4 Shares	$7,248,159
Class R5 Shares	$43,835
Class R6 Shares	$25,122,603
Class T Shares	$10,614
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	360,771,917
Class C Shares (300 million shares of common stock authorized, $.001 par value)	21,080,905
Class F Shares (300 million shares of common stock authorized, $.001 par value)	20,616,130
Class F3 Shares (300 million shares of common stock authorized, $.001 par value)	6,757,012
Class I Shares (300 million shares of common stock authorized, $.001 par value)	7,168,012
Class P Shares (200 million shares of common stock authorized, $.001 par value)	1,062,293
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	84,681
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	2,860,826
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	472,171
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	2,839
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	1,624,117
Class T Shares (300 million shares of common stock authorized, $.001 par value)	690
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.37
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.31
Class C Shares-Net asset value	$15.37
Class F Shares-Net asset value	$15.37
Class F3 Shares-Net asset value	$15.47
Class I Shares-Net asset value	$15.44
Class P Shares-Net asset value	$15.34
Class R2 Shares-Net asset value	$15.38
Class R3 Shares-Net asset value	$15.35
Class R4 Shares-Net asset value	$15.35
Class R5 Shares-Net asset value	$15.44
Class R6 Shares-Net asset value	$15.47
Class T Shares-Net asset value	$15.38
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$15.77

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2018

Investment income:
Dividends	$97,441,810
Interest and other	98,876
Total investment income	97,540,686
Expenses:
Management fee	10,543,139
12b-1 distribution plan-Class A	7,097,146
12b-1 distribution plan-Class B	13,906
12b-1 distribution plan-Class C	1,677,029
12b-1 distribution plan-Class F	164,260
12b-1 distribution plan-Class P	21,663
12b-1 distribution plan-Class R2	4,699
12b-1 distribution plan-Class R3	114,976
12b-1 distribution plan-Class R4	8,475
12b-1 distribution plan-Class T	13
Shareholder servicing	2,899,537
Fund administration	1,342,939
Reports to shareholders	182,681
Registration	133,763
Custody	78,525
Directors’ fees	74,473
Professional	72,161
Other	71,071
Gross expenses	24,500,456
Expense reductions (See Note 9)	(111,719)
Net expenses	24,388,737
Net investment income	73,151,949
Net realized and unrealized gain (loss):
Net realized gain on investments	319,316,817
Net realized gain on futures contracts	2,636,872
Net realized gain on foreign currency related transactions	12,964
Net change in unrealized appreciation/depreciation on investments	(203,843,537)
Net change in unrealized appreciation/depreciation on futures contracts	(1,733,973)
Net realized and unrealized gain	116,389,143
Net Increase in Net Assets Resulting From Operations	$189,541,092

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended April 30, 2018	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2017
Operations:
Net investment income	$73,151,949	$146,264,947
Net realized gain on investments, futures contracts and foreign currency related transactions	321,966,653	618,946,285
Net change in unrealized appreciation/depreciation on investments and futures contracts	(205,577,510)	389,294,975
Net increase in net assets resulting from operations	189,541,092	1,154,506,207
Distributions to shareholders from:
Net investment income
Class A	(61,046,138)	(132,844,836)
Class B	(6,792)	(182,185)
Class C	(2,303,278)	(5,793,726)
Class F	(3,757,181)	(8,263,918)
Class F3	(1,209,353)	(3,401)
Class I	(1,328,285)	(2,641,321)
Class P	(183,235)	(448,689)
Class R2	(13,794)	(20,335)
Class R3	(440,138)	(1,052,995)
Class R4	(78,357)	(53,701)
Class R5	(343)	(381)
Class R6	(294,912)	(242,425)
Class T	(116)	(58)
Net realized gain
Class A	(531,758,842)	(288,054,307)
Class B	(474,527)	(1,195,100)
Class C	(30,755,922)	(20,548,624)
Class F	(29,284,623)	(10,733,807)
Class F3	(8,548,252)	–
Class I	(10,256,107)	(7,375,239)
Class P	(1,619,782)	(1,062,384)
Class R2	(162,204)	(26,129)
Class R3	(4,306,937)	(2,848,863)
Class R4	(489,113)	(6,351)
Class R5	(1,706)	(570)
Class R6	(2,214,950)	(977)
Class T	(956)	–
Total distributions to shareholders	(690,535,843)	(483,400,322)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	293,633,825	1,006,066,402
Reinvestment of distributions	629,539,829	437,793,893
Cost of shares reacquired	(658,403,303)	(1,535,555,564)
Net increase (decrease) in net assets resulting from capital share transactions	264,770,351	(91,695,269)
Net increase (decrease) in net assets	(236,224,400)	579,410,616
NET ASSETS:
Beginning of period	$6,731,351,584	$6,151,940,968
End of period	$6,495,127,184	$6,731,351,584
Undistributed net investment income	$6,418,045	$3,928,018

See Notes to Financial Statements.	13

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2018(c)	$16.65	$0.17	$0.26	$0.43	$(0.17)	$(1.54)	$(1.71)
10/31/2017	15.03	0.36	2.45	2.81	(0.37)	(0.82)	(1.19)
10/31/2016	15.70	0.37	0.46	0.83	(0.35)	(1.15)	(1.50)
10/31/2015	16.65	0.36	(0.15)	0.21	(0.36)	(0.80)	(1.16)
10/31/2014	14.94	0.36	1.72	2.08	(0.37)	–	(0.37)
10/31/2013	11.82	0.23	3.12	3.35	(0.23)	–	(0.23)
Class C
4/30/2018(c)	16.65	0.11	0.26	0.37	(0.11)	(1.54)	(1.65)
10/31/2017	15.03	0.24	2.45	2.69	(0.25)	(0.82)	(1.07)
10/31/2016	15.70	0.26	0.46	0.72	(0.24)	(1.15)	(1.39)
10/31/2015	16.64	0.24	(0.14)	0.10	(0.24)	(0.80)	(1.04)
10/31/2014	14.94	0.24	1.71	1.95	(0.25)	–	(0.25)
10/31/2013	11.82	0.14	3.12	3.26	(0.14)	–	(0.14)
Class F
4/30/2018(c)	16.64	0.18	0.27	0.45	(0.18)	(1.54)	(1.72)
10/31/2017	15.03	0.38	2.45	2.83	(0.40)	(0.82)	(1.22)
10/31/2016	15.70	0.39	0.47	0.86	(0.38)	(1.15)	(1.53)
10/31/2015	16.65	0.38	(0.14)	0.24	(0.39)	(0.80)	(1.19)
10/31/2014	14.94	0.38	1.73	2.11	(0.40)	–	(0.40)
10/31/2013	11.83	0.26	3.11	3.37	(0.26)	–	(0.26)
Class F3
4/30/2018(c)	16.74	0.20	0.26	0.46	(0.19)	(1.54)	(1.73)
4/4/2017 to 10/31/2017(e)	15.94	0.11	0.89	1.00	(0.20)	–	(0.20)
Class I
4/30/2018(c)	16.71	0.19	0.27	0.46	(0.19)	(1.54)	(1.73)
10/31/2017	15.09	0.41	2.44	2.85	(0.41)	(0.82)	(1.23)
10/31/2016	15.75	0.40	0.48	0.88	(0.39)	(1.15)	(1.54)
10/31/2015	16.70	0.41	(0.16)	0.25	(0.40)	(0.80)	(1.20)
10/31/2014	14.99	0.39	1.73	2.12	(0.41)	–	(0.41)
10/31/2013	11.86	0.27	3.14	3.41	(0.28)	–	(0.28)
Class P
4/30/2018(c)	16.62	0.17	0.26	0.43	(0.17)	(1.54)	(1.71)
10/31/2017	15.01	0.36	2.44	2.80	(0.37)	(0.82)	(1.19)
10/31/2016	15.68	0.37	0.46	0.83	(0.35)	(1.15)	(1.50)
10/31/2015	16.62	0.36	(0.14)	0.22	(0.36)	(0.80)	(1.16)
10/31/2014	14.91	0.36	1.71	2.07	(0.36)	–	(0.36)
10/31/2013	11.80	0.23	3.11	3.34	(0.23)	–	(0.23)

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.37	2.73	(d)	0.70	(f)	2.20	(f)	$5,545,102	32	(d)
16.65	19.54		0.70		2.26		5,774,835	69
15.03	5.81		0.74		2.51		5,347,367	73
15.70	1.26		0.74		2.22		5,663,305	66
16.65	14.08		0.74		2.25		6,079,217	81
14.94	28.59		0.84		1.70		6,051,139	93

15.37	2.34	(d)	1.45	(f)	1.45	(f)	324,074	32	(d)
16.65	18.62		1.45		1.53		334,809	69
15.03	5.03		1.48		1.77		382,356	73
15.70	0.55		1.49		1.48		422,766	66
16.64	13.17		1.48		1.50		459,439	81
14.94	27.76		1.49		1.05		449,259	93

15.37	2.87	(d)	0.56	(f)	2.34	(f)	316,855	32	(d)
16.64	19.66		0.55		2.36		362,708	69
15.03	5.97		0.59		2.66		188,161	73
15.70	1.42		0.59		2.37		156,842	66
16.65	14.25		0.59		2.36		152,988	81
14.94	28.80		0.60		1.94		112,933	93

15.47	2.92	(d)	0.38	(f)	2.50	(f)	104,511	32	(d)
16.74	6.30	(d)	0.38	(f)	1.15	(f)	90,582	69

15.44	2.91	(d)	0.46	(f)	2.46	(f)	110,640	32	(d)
16.71	19.74		0.46		2.56		68,197	69
15.09	6.12		0.49		2.76		137,838	73
15.75	1.51		0.49		2.52		131,435	66
16.70	14.31		0.49		2.48		268,873	81
14.99	29.03		0.50		2.07		239,652	93

15.34	2.73	(d)	0.71	(f)	2.20	(f)	16,298	32	(d)
16.62	19.48		0.71		2.27		17,375	69
15.01	5.81		0.74		2.52		19,648	73
15.68	1.31		0.74		2.22		22,407	66
16.62	14.02		0.74		2.32		28,397	81
14.91	28.58		0.81		1.74		83,364	93

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2018(c)	$16.65	$0.14	$0.27	$0.41	$(0.14)	$(1.54)	$(1.68)
10/31/2017	15.04	0.29	2.46	2.75	(0.32)	(0.82)	(1.14)
10/31/2016	15.71	0.32	0.46	0.78	(0.30)	(1.15)	(1.45)
10/31/2015	16.61	0.31	(0.14)	0.17	(0.27)	(0.80)	(1.07)
10/31/2014	14.91	0.30	1.72	2.02	(0.32)	–	(0.32)
10/31/2013	11.80	0.19	3.12	3.31	(0.20)	–	(0.20)
Class R3
4/30/2018(c)	16.63	0.15	0.26	0.41	(0.15)	(1.54)	(1.69)
10/31/2017	15.02	0.32	2.44	2.76	(0.33)	(0.82)	(1.15)
10/31/2016	15.69	0.33	0.47	0.80	(0.32)	(1.15)	(1.47)
10/31/2015	16.63	0.32	(0.13)	0.19	(0.33)	(0.80)	(1.13)
10/31/2014	14.93	0.32	1.72	2.04	(0.34)	–	(0.34)
10/31/2013	11.81	0.21	3.12	3.33	(0.21)	–	(0.21)
Class R4
4/30/2018(c)	16.63	0.17	0.26	0.43	(0.17)	(1.54)	(1.71)
10/31/2017	15.03	0.33	2.48	2.81	(0.39)	(0.82)	(1.21)
10/31/2016	15.70	0.36	0.47	0.83	(0.35)	(1.15)	(1.50)
6/30/2015 to 10/31/2015(g)	15.95	0.12	(0.28)	(0.16)	(0.09)	–	(0.09)
Class R5
4/30/2018(c)	16.72	0.19	0.26	0.45	(0.19)	(1.54)	(1.73)
10/31/2017	15.09	0.40	2.46	2.86	(0.41)	(0.82)	(1.23)
10/31/2016	15.75	0.40	0.48	0.88	(0.39)	(1.15)	(1.54)
6/30/2015 to 10/31/2015(g)	16.00	0.13	(0.28)	(0.15)	(0.10)	–	(0.10)
Class R6
4/30/2018(c)	16.74	0.20	0.26	0.46	(0.19)	(1.54)	(1.73)
10/31/2017	15.10	0.38	2.50	2.88	(0.42)	(0.82)	(1.24)
10/31/2016	15.76	0.42	0.47	0.89	(0.40)	(1.15)	(1.55)
6/30/2015 to 10/31/2015(g)	16.00	0.14	(0.28)	(0.14)	(0.10)	–	(0.10)
Class T
4/30/2018(c)	16.65	0.18	0.26	0.44	(0.17)	(1.54)	(1.71)
7/28/2017 to 10/31/2017(h)	16.22	0.09	0.43	0.52	(0.09)	–	(0.09)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.
(h)	Commenced on July 28, 2017.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.38	2.60	(d)	1.06	(f)	1.84	(f)	$1,302	32	(d)
16.65	19.10		1.05		1.81		1,751	69
15.04	5.41		1.09		2.17		480	73
15.71	0.99		1.09		1.90		624	66
16.61	13.65		1.09		1.88		718	81
14.91	28.23		1.10		1.43		593	93

15.35	2.61	(d)	0.95	(f)	1.95	(f)	43,919	32	(d)
16.63	19.20		0.93		2.04		46,658	69
15.02	5.57		0.97		2.28		52,793	73
15.69	1.09		0.98		1.99		55,901	66
16.63	13.75		0.98		2.00		55,545	81
14.93	28.43		0.99		1.55		51,455	93

15.35	2.75	(d)	0.70	(f)	2.14	(f)	7,248	32	(d)
16.63	19.54		0.69		2.01		5,220	69
15.03	5.82		0.72		2.46		19	73
15.70	(0.95	)(d)	0.72	(f)	2.25	(f)	10	66

15.44	2.84	(d)	0.45	(f)	2.36	(f)	44	32	(d)
16.72	19.82		0.44		2.48		18	69
15.09	6.13		0.47		2.77		11	73
15.75	(0.88	)(d)	0.47	(f)	2.50	(f)	10	66

15.47	2.92	(d)	0.38	(f)	2.52	(f)	25,123	32	(d)
16.74	19.91		0.39		2.32		23,836	69
15.10	6.17		0.37		2.87		18	73
15.76	(0.82	)(d)	0.38	(f)	2.59	(f)	10	66

15.38	2.81	(d)	0.60	(f)	2.30	(f)	11	32	(d)
16.65	3.24	(d)	0.61	(f)	2.13	(f)	10	69

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has twelve active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5, R6 and T, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and T shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus. On April 25, 2018, the Fund’s remaining Class B shares converted to Class A Shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2014 through October 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, R4 and T shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on Foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not

Notes to Financial Statements (unaudited)(continued)

isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of April 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2018, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4 and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4	Class T
Service	.25%	(1)	.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	–		.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2018:

Distributor Commissions	Dealers’ Concessions
$197,814	$1,084,413

Distributor received CDSCs of $13,964 and $9,239 for Class A and Class C shares, respectively, for the six months ended April 30, 2018.

Notes to Financial Statements (unaudited)(continued)

Other Related Parties

As of April 30, 2018, the percentage of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Growth Fund was .72%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2018 and fiscal year ended October 31, 2017 were as follows:

	Six Months Ended 4/30/2018 (unaudited)	Year Ended 10/31/2017
Distributions paid from:
Ordinary income	$330,088,850	$185,838,297
Net long-term capital gains	360,446,993	297,562,025
Total distributions paid	$690,535,843	$483,400,322

As of April 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,230,481,962
Gross unrealized gain	649,868,090
Gross unrealized loss	(380,100,767)
Net unrealized security gain	$269,767,323

The difference between book-basis and tax-basis unrealized gains is attributable to the tax treatment of certain securities, futures and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2018 were as follows:

Purchases	Sales
$2,125,707,796	$2,462,685,148

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2018.

Notes to Financial Statements (unaudited)(continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2018, the Fund engaged in cross-trades purchases of $22,975,784 and sales of $20,738,603 which resulted in net realized gains of $282,549.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended April 30, 2018 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2018, the Fund had futures contracts with unrealized depreciation of $(864,255). Amounts of $2,636,872 and $(1,733,973) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 266.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$31,707,314	$–	$31,707,314
Total	$31,707,314	$–	$31,707,314

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$31,707,314	$–	$–	$(31,707,314)	$–
Total	$31,707,314	$–	$–	$(31,707,314)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2018.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into an amended syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

During the six months ended April 30, 2018, the Fund did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,810,933	$107,375,460	28,130,386	$443,882,943
Converted from Class B*	269,242	4,274,217	955,904	15,249,418
Reinvestment of distributions	35,527,989	542,968,171	25,204,079	386,046,084
Shares reacquired	(28,765,902)	(455,229,130)	(63,059,844)	(997,676,209)
Increase (decrease)	13,842,262	$199,388,718	(8,769,475)	$(152,497,764)

Class B Shares
Shares sold	2,132	$34,137	206,777	$3,234,854
Reinvestment of distributions	29,237	451,359	86,018	1,312,626
Shares reacquired	(83,524)	(1,337,113)	(561,821)	(8,845,224)
Converted to Class A*	(265,997)	(4,274,217)	(948,019)	(15,249,418)
Decrease	(318,152)	$(5,125,834)	(1,217,045)	$(19,547,162)

Class C Shares
Shares sold	1,116,626	$17,687,504	4,165,606	$65,365,809
Reinvestment of distributions	2,048,575	31,289,048	1,342,735	20,472,726
Shares reacquired	(2,196,250)	(34,779,384)	(10,835,408)	(171,998,057)
Increase (decrease)	968,951	$14,197,168	(5,327,067)	$(86,159,522)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	4,542,138	$71,803,091	19,920,706	$316,836,180
Reinvestment of distributions	1,660,529	25,382,908	1,017,758	15,733,095
Shares reacquired	(7,378,856)	(119,027,478)	(11,662,460)	(189,023,161)
Increase (decrease)	(1,176,189)	$(21,841,479)	9,276,004	$143,546,114

Class F3 Shares(a)
Shares sold	1,712,998	$27,378,694	5,521,355	$92,000,867
Reinvestment of distributions	634,110	9,757,605	207	3,401
Shares reacquired	(1,002,834)	(15,981,642)	(108,824)	(1,820,424)
Increase	1,344,274	$21,154,657	5,412,738	$90,183,844

Class I Shares
Shares sold	3,306,107	$54,932,860	745,629	$11,839,773
Reinvestment of distributions	747,767	11,482,503	569,117	8,724,953
Shares reacquired	(967,225)	(15,555,689)	(6,370,257)	(101,715,551)
Increase (decrease)	3,086,649	$50,859,674	(5,055,511)	$(81,150,825)

Class P Shares
Shares sold	43,441	$701,133	89,813	$1,407,673
Reinvestment of distributions	116,126	1,771,298	97,143	1,484,123
Shares reacquired	(142,789)	(2,256,894)	(450,487)	(7,163,030)
Increase (decrease)	16,778	$215,537	(263,531)	$(4,271,234)

Class R2 Shares
Shares sold	8,091	$125,231	79,179	$1,266,590
Reinvestment of distributions	6,383	97,531	2,249	34,655
Shares reacquired	(34,965)	(574,752)	(8,175)	(129,604)
Increase (decrease)	(20,491)	$(351,990)	73,253	$1,171,641

Class R3 Shares
Shares sold	167,074	$2,634,677	1,939,525	$30,271,043
Reinvestment of distributions	310,914	4,744,708	255,629	3,900,871
Shares reacquired	(423,249)	(6,745,741)	(2,904,635)	(45,492,740)
Increase (decrease)	54,739	$633,644	(709,481)	$(11,320,826)

Class R4 Shares
Shares sold	217,072	$3,399,209	340,310	$5,467,421
Reinvestment of distributions	15,285	233,748	1,496	24,170
Shares reacquired	(74,093)	(1,170,844)	(29,185)	(473,577)
Increase	158,264	$2,462,113	312,621	$5,018,014

Class R5 Shares
Shares sold	1,983	$31,674	313	$4,979
Reinvestment of distributions	133	2,049	62	950
Shares reacquired	(342)	(5,451)	(7)	(113)
Increase	1,774	$28,272	368	$5,816

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	460,850	$7,530,155	2,122,719	$34,478,270
Reinvestment of distributions	88,240	1,357,829	3,412	56,181
Shares reacquired	(349,069)	(5,739,185)	(703,230)	(11,217,874)
Increase	200,021	$3,148,799	1,422,901	$23,316,577

Class T Shares(b)
Shares sold	–	$–	616	$10,000
Reinvestment of distributions	70	1,072	4	58
Shares reacquired	–	–	–	–
Increase	70	$1,072	620	$10,058

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
(a)	Commenced on April 4, 2017.
(b)	Commenced on July 28, 2017.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and the Fund’s benchmark as of various periods ended August 31, 2017. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods, but below the median of the

Approval of Advisory Contract (continued)

performance peer group for the three- and ten-year periods. The Board took into account that it had discussed equity performance with Lord Abbett over the course of several meetings. They also considered recent changes to Lord Abbett’s equity department, and that Lord Abbett had developed and was implementing a plan intended to improve equity Fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense ratios, contractual and actual management fee rates, and other expense components represented in the net total expense ratio for the Fund and the expense levels of the expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of the Fund was reasonable and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-3 (06/18)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lord abbett affiliated fund, inc.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 25, 2018